CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2017
CONVERTIBLE NOTES

21. CONVERTIBLE NOTES

On November 24, 2015, the Group entered into agreement with a third-party investor for a private placement of secured convertible notes and warrants for a gross proceeds of US$40,050,000. The transaction closed on December 11, 2015. Pursuant to the terms of the agreement, the convertible notes shall mature in 2018, subject to an extension for two years at the discretion of the investor. The convertible notes accrue interest at a rate of twelve percent (12%) per annum and are payable upon maturity of the notes. The notes are secured by the equity interest of the Group’s subsidiaries (The9 Computer and C9I Shanghai), the office building, and land use right with a total net book value of RMB24.3 million. The third-party investor is entitled to put the convertible notes to the Group upon a change in control and upon an event of default.

The notes are divided into three tranches and can be converted into a total of 11,695,513 shares of the Group’s ADS at any time as follows:

Convertible Notes	Principal Amount		Conversion Price
Tranche A	US$	22,250,000	US$	2.60
Tranche B	US$	13,350,000	US$	5.20
Tranche C	US$	4,450,000	US$	7.80

The conversion prices are subject to anti-dilution adjustments in the event the Group issues ordinary shares at a price per share lower than the applicable conversion price in effect immediately prior to the issuance. As of December 31, 2017, no adjustments to the conversion prices had occurred.

The Group has determined that there was BCF attributable to the Tranche A convertible loan as the conversion price is lower than market value at the date of issuance of the convertible note. The value of the BCF is determined to be US$8.1 million (RMB52.7 million), which is equal to the intrinsic value of the conversion feature. The convertible notes are recorded at net carrying value at the date of issuance as follows:

	US$	RMB
Principal Amount	40,050,000	260,068,680
Less:
Fair value allocated to warrants (Note 22)	8,821,883	57,285,780
Beneficial conversion feature	8,112,556	52,679,692
Issuance Cost	3,200,000	20,779,520

Net carrying value	19,915,561	129,323,688

The fair value of warrants, BCF and issuance costs are recorded as debt discount and accreted to interest expense over three years using the effective interest method. The convertible notes should be repaid with principal and interest based on the agreement. For the years ended December 31, 2016 and 2017, the carrying amount of the convertible notes and interest payable is RMB197.3 million and RMB260.6 million (US$40.0 million), respectively. Interest expenses recognized related to the convertible notes are RMB50.4 million and RMB77.0 million (US$11.8 million) for the years ended December 31, 2016 and 2017.